Interest-Bearing Borrowings (Details) - CNY (¥)		1 Months Ended
	Dec. 02, 2022	Dec. 26, 2022	Nov. 16, 2022	Aug. 29, 2022	Dec. 31, 2022
Interest-Bearing Borrowings (Details) [Line Items]
Interest payable					¥ 673,631
Guangdong Yueke Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Carrying amount	¥ 26,420,000
Terms of transferred loans overdue				1 year
Interest payable					122,365
Shenzhen Ruifeng Baoying Asset Management Co., Ltd. [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Terms of transferred loans overdue	1 year
Yuehai Asset [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest payable					18,494,000
Xiamen Asset Management Co Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Carrying amount				¥ 5,965,976
Pingan Puhui [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest payable					5,376,724
Pingan Puhui Lixin Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest payable					252,149
China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Carrying amount		¥ 86,803,141	¥ 86,803,141
Terms of transferred loans overdue		1 year	1 year
Interest payable					87,723,141
VIEs [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Principal payment					¥ 7,667,104,054
VIEs [Member] | Minimum [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest rate					6.30%
VIEs [Member] | Maximum [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Interest rate					11.50%